Summary of Significant Accounting Policies (Details)				12 Months Ended
	Jan. 01, 2018	Dec. 04, 2013	May 03, 2012	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 27, 2021 USD ($)	Dec. 27, 2021 CNY (¥)	Feb. 15, 2015 USD ($)	Feb. 15, 2015 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash				$ 14,831,138		$ 9,912,666
Allowance for doubtful accounts				568,710		411,131
Reserve for inventories				25,893,526		16,125,749
Prepaid expenses				$ 18,559,252		170,706
Purchase fuel, description				the Company borrowed $15.8 million from China Everbright Bank to purchase fuel, consumables from three vendors in order to lock the price, avoiding covid-19 pandemic-induced price increases. As of the date of this submission, prepaid expenses to three vendors amounted to $7.0 million.	the Company borrowed $15.8 million from China Everbright Bank to purchase fuel, consumables from three vendors in order to lock the price, avoiding covid-19 pandemic-induced price increases. As of the date of this submission, prepaid expenses to three vendors amounted to $7.0 million.
Capitalized interest				$ 553,927		1,476,240	$ 334,851
Recognized impairment				$ 6,301,372
Impairment loss						66,694,253	7,951,635
Income tax rate percentage				25.00%	25.00%
PRC income tax rate percentage	25.00%		25.00%
Shipping and handling costs				$ 408,590		371,611	429,091
Employee benefit costs				5,635,691		2,557,142	2,955,762
Advertising expense				$ 15,113		12,178	$ 22
Description of foreign currency translation				Asset and liability accounts at December 31, 2021 and 2020 were translated at 6.3757 RMB to $1.00 and at 6.5249 RMB to $1.00, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rate. The average translation rates applied to the statements of operations and comprehensive income (loss) for the years ended December 31, 2021, 2020 and 2019 were 6.3920 RMB, 6.8976RMB and 6.8985RMB to $1.00, respectively. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate.	Asset and liability accounts at December 31, 2021 and 2020 were translated at 6.3757 RMB to $1.00 and at 6.5249 RMB to $1.00, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rate. The average translation rates applied to the statements of operations and comprehensive income (loss) for the years ended December 31, 2021, 2020 and 2019 were 6.3920 RMB, 6.8976RMB and 6.8985RMB to $1.00, respectively. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate.
Entitlement of net profit loss towards fishing vessels by entity, percentage		100.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Investment owns percentage				20.00%	20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Investment owns percentage				50.00%	50.00%
China Agriculture Industry Development Fund Co Ltd. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest, owned percentage				8.00%
CHINA [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash balances				$ 5,512,620		468,273
HONG KONG [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash balances				276,888		223,660
Twelve Fishing Vessels [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Recognized impairment				6,301,372
Huanghai Ship Construction Co., Ltd [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net carrying value						$ 556,000
Impairment refund amount								$ 92,100,000	¥ 587,300,000
Recognized amount				264,000,000
Impairment received amount				$ 23,200,000	¥ 147,700,000
China Agriculture Industry Development Fund Co Ltd. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Agriculture investment										$ 65,000,000	¥ 400,000,000
Business Combination [Member] | Pingtan Fishing [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest, acquired percentage										8.00%	8.00%